Financial Instruments - Fair values and financial risk management - Reconciliation of fair value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments-Fair values and financial risk management
Balance at beginning		$ (13,943)	$ (13,943)
Balance at ending				$ (13,943)
Level 3
Financial Instruments-Fair values and financial risk management
Transfers from Level 3 fair values			0
Derivatives | Level 3
Financial Instruments-Fair values and financial risk management
Balance at beginning	$ 192	32	32	33
Additions	5,616		173
Fair value changes recognised in profit and loss	(4,666)	(5)	(9)	2
Exchange differences			(4)	(3)
Balance at ending	$ 950	$ 27	$ 192	$ 32